Financial Instruments (Locations and Gain (Loss) Amounts of Derivative Instruments Recognized) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument		¥ (548)	¥ (2,018)	¥ 1,494
Foreign exchange forward contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument	[1]	29	(35)	(26)
Non-deliverable forward contracts (NDF) | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument	[1]	32	(20)	0
Foreign currency option contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives not designated as hedging instrument	[1]	¥ (609)	¥ (1,963)	¥ 1,520

[1]	"Other, net" was included in "Other income (expense)."